Derivative Financial Instruments	12 Months Ended
Jan. 31, 2018
Disclosure Of Derivative Financial Instruments [Abstract]
Disclosure of derivative financial instruments [text block]
13	Derivative Financial Instruments

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's

Current assets
Forward exchange contracts	-	-	-	2,289

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Current liabilities
Foreign exchange contracts	2,087	4,188	5,531	1

In order to mitigate exchange rate movements and to manage the inventory costing process, the Group has entered into forward currency contracts to purchase US dollars.